PW JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS




                               FOR THE YEAR ENDED
                                DECEMBER 31, 2001

                        PW JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS


                               For the Year Ended
                               December 31, 2001


                                    CONTENTS


Report of Independent Auditors ............................................    1

Statement of Assets, Liabilities and Members' Capital .....................    2

Statement of Operations ...................................................    3

Statements of Changes in Members' Capital .................................    4

Notes to Financial Statements .............................................    5

Schedule of Portfolio Investments .........................................   12

                         Report of Independent Auditors

To the Board of Directors of
PW Juniper Crossover Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of PW Juniper Crossover Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2001, the related statement of operations for the year then ended and the statements of changes in members' capital for each of the two periods in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Juniper Crossover Fund, L.L.C. at December 31, 2001, and the results of its operations and changes in its members' capital for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States.




/S/ ERNST & YOUNG LLP

New York, New York
February 14, 2002

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001


ASSETS

Investments in securities, at value (cost $268,974,807)           $271,985,444
Cash and cash equivalents                                              779,719
Receivables:
  Investments sold, not settled                                        345,910
  Reclaims of foreign withholding taxes, at value                       71,925
  Interest                                                               3,441
-------------------------------------------------------------------------------

TOTAL ASSETS                                                       273,186,439
-------------------------------------------------------------------------------

LIABILITIES

Payables:
  Investments purchased, not settled                                   598,726
  PWFA fee                                                             307,337
  Administration fee                                                   188,424
  Shareholder servicing fee                                             91,063
  Professional fees                                                     29,150
  Miscellaneous                                                         16,564
-------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    1,231,264
-------------------------------------------------------------------------------

NET ASSETS                                                        $271,955,175
-------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                         $268,942,252
Accumulated net unrealized appreciation on investments
  and other assets and
  liabilities denominated in foreign currencies                      3,012,923
-------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                            $271,955,175
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2001


INVESTMENT INCOME

Dividends (less net foreign witholding taxes of $16,166)          $   1,253,738
Interest                                                               560,121
-------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                              1,813,859
-------------------------------------------------------------------------------

EXPENSES

PWFA fee                                                             3,371,354
Shareholder servicing fee                                              998,920
Administration fee                                                     320,535
Professional fees                                                      149,437
Miscellaneous                                                          216,702
-------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                             5,056,948
-------------------------------------------------------------------------------

Interest expense                                                         1,789
-------------------------------------------------------------------------------

TOTAL EXPENSES                                                       5,058,737
-------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                 (3,244,878)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
            INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from:
  Investments                                                       (8,943,459)
  Foreign currency transactions                                       (376,115)
Change in net unrealized appreciation/depreciation from:
  Investments                                                       (8,449,077)
  Other assets and liabilities denominated in foreign currencies         2,286
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM
            INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS          (17,766,365)
-------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS              $(21,011,243)
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             PERIOD FROM
                                                                                                          NOVEMBER 21, 2000
                                                                                                          (COMMENCEMENT OF
                                                                                     YEAR ENDED          OPERATIONS) THROUGH
                                                                                   DECEMBER 31, 2001      DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS

Net investment loss                                                                 $ (3,244,878)            $ (635,784)
Net realized loss from
            investments and foreign currency transactions                             (9,319,574)              (628,040)
Change in net unrealized appreciation/depreciation from investments
            and other assets and liabilities denominated in foreign currencies        (8,446,791)            11,459,714
------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN MEMBERS' CAPITAL
            DERIVED FROM OPERATIONS                                                  (21,011,243)            10,195,890
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                                    53,756,621            240,181,220

Member withdrawals                                                                   (11,967,867)                     -

Offering costs                                                                          (199,446)                     -

Proceeds from Adviser subscriptions                                                            -              1,000,000
------------------------------------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
            FROM CAPITAL TRANSACTIONS                                                 41,589,308            241,181,220
------------------------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                              251,377,110                      -
------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                                  $ 271,955,175          $ 251,377,110
------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

1.       ORGANIZATION

         PW Juniper Crossover Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 29, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"), as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of public and private health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceutical sectors. The Fund will invest in publicly marketable securities and up to 30% of its assets (measured at the time of purchase) in non-marketable securities. Of its public securities, the Fund expects to invest principally in the public securities of large capitalization public companies and, to a lesser extent, small and medium-sized public companies. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). Operations of the Fund commenced on November 21, 2000.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Juniper Crossover Management, L.L.C. (the "Adviser"), a Delaware limited liability company to provide investment advice to the Fund.

         The Adviser is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and OrbiMed Advisors Inc. ("OrbiMed"). PWFA is the managing member of the Adviser and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed will manage the Fund's investment portfolio on behalf of the Adviser under the oversight of PWFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser's capital account balance at December 31, 2001 and 2000 was $1,074,368 and $1,045,836, respectively.

         Interests in the Fund are offered only to investors who are "Qualified Clients" as such term is defined in Rule 205-3 under the Investment Advisers Act of 1940. No Member will have the right to require the Fund to redeem the Member's interest in the Fund. The Fund from time to time may offer to repurchase up to 10% of its outstanding interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in March and September. The Fund's initial tender occurred on September 30, 2001. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         a.       PORTFOLIO VALUATION

         The net asset value of the Fund will be determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at the bid prices, as reported by such exchange. Other marketable securities for which market quotations are readily available will be valued at their bid prices, as obtained from one or more dealers making markets for such securities. Where market quotations are not readily available, the securities described above will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         When the Fund holds restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities.

         Private securities will be valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investment will be valued in a manner that the Adviser, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when transactions or events occur that directly affect the value of such securities. Downward adjustments relating to such securities are also made in the event that the eventual realizable value is determined to be less than the carrying value.

         Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its Interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors. Securities, with a value of $27,727,790, were fair valued at December 31, 2001.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a.       PORTFOLIO VALUATION (CONTINUED)

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         b.       SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income is recorded on the accrual basis.
         Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         c.       FUND COSTS

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; and other types of expenses approved by the Directors. Offering costs are charged to capital when incurred.

         d.       CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         e.       INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" effective for 2001, the Fund reclassified $3,880,662 and $9,947,614 from accumulated net investment loss and accumulated net realized loss on investments and foreign currency transactions to net capital contributions. This reclassification was a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

         f.       USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       PWFA FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

         PWFA provides certain administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly fee (the "PWFA Fee") at an annual rate of 1.35% of the Fund's net assets, excluding assets attributable to PWFA's capital account, the Adviser's capital account and the Special Advisory

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

3. PWFA FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Account, the capital account established for crediting any Incentive Allocation due to the Adviser. The PWFA Fee will be paid to PWFA out of Fund assets and debited against the Members' capital accounts. A portion of the PWFA Fee will be paid by PWFA to OrbiMed.

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as the distributor of the Fund. The Fund will pay a shareholder servicing fee to UBS PWI and to other brokers or dealers that have entered into shareholder servicing agreements with the Fund at the annual rate of 0.40% of the outstanding interests owned by their customers. Sales loads charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the year ended December 31, 2001, UBS PWI and its affiliates did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. Generally, on December 31st of each year, commencing in 2001, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. For purposes of calculating the Incentive Allocation, net profits will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of security positions, provided that, except in limited circumstances (namely upon a tender or transfer of Interests), any unrealized appreciation in private securities will be taken into account only to the extent of unrealized depreciation in private securities. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the year ended December 31, 2001 was $89,326, and has been recorded as an increase to the Special Advisory Account.

         Effective September 10, 2001, the Fund participates in a $300,000,000 committed, unsecured revolving line of credit with UBS AG, Stamford Branch. Under the most restrictive arrangement, the Fund may borrow an amount that combined with other borrowings of the Fund would not exceed 33 1/3% of its net assets. The Fund is only liable under this line of credit to the extent of its own borrowing thereunder. The interest rate on borrowing is based on either the Federal Funds rate or LIBOR, at the discretion of the Fund. The expiration date of such credit agreement is September 9, 2002. The committed facility also requires a fee to be paid by the Fund based on the amount of the commitment which has not been utilized. For the year ended December 31, 2001, the Fund did not have any borrowings under this agreement but did incur commitment fees in the amount of $1,373.


         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

3. PWFA FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2001 were $15,404.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administration, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a monthly minimum fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates, not to exceed on an annual basis 0.15% of the average net assets of the Fund. Additionally, the Fund will provide for the reimbursement of out of pocket expenses of PFPC Inc.

4.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the year ended December 31, 2001, amounted to $120,967,689 and $64,308,779 respectively.

         At December 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2001, accumulated net unrealized appreciation on investments was $3,010,637, consisting of $32,614,030 gross unrealized appreciation and $29,603,393 gross unrealized depreciation.

5.       SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2001, the Fund's average interest rate paid on borrowings was 3.26% and the average borrowings outstanding were $54,821. The Fund had no borrowings outstanding at December 31, 2001.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         During the year ended December 31, 2001, the Fund did not trade any forward or futures contracts or engage in option transactions or securities sold, not yet purchased.

7.       COMMITMENTS AND CONTINGENCIES

         As  of  December  31,  2001,  the  Fund  has   outstanding   investment
         commitments of approximately $1,340,000 and a contingent investment commitment of approximately $158,000 for private equity securities.

8.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                               PERIOD FROM
                                                                   YEAR      NOVEMBER 21, 2000
                                                                   ENDED     (COMMENCEMENT OF
                                                                DECEMBER 31,  OPERATIONS) THROUGH
                                                                   2001       DECEMBER 31, 2000
                                                                   ----       -----------------

         Ratio of net investment loss to average net assets       -1.30%             -2.31%
         Ratio of total expenses to average net assets             2.02%              4.99%
         Portfolio turnover rate                                  27.20%               --
         Total Return                                             -7.84%**            3.40%**
         Average debt ratio                                        0.02%               --


         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of sales loads incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                               PW Juniper Crossover Fund, L.L.C.

                                               Schedule of Portfolio Investments
--------------------------------------------------------------------------------
                                                               December 31, 2001
--------------------------------------------------------------------------------

      Shares                                                                    Market Value
--------------------------------------------------------------------------------------------

                  COMMON STOCK (91.53%)
                  ---------------------

                  BIOMEDICAL - TECHNOLOGY (0.86%)
         150,000  Caliper Technologies Corp.*                                   $  2,341,500


                  MEDICAL - BIOMEDICAL/GENETICS (25.14%)
         130,000  Amgen, Inc.*                                                     7,337,200
         491,000  Bio-Technology General Corp.*                                    4,040,930
         150,000  Celera Genomics Group - Applera Corp.*                           4,003,500
         600,000  Ciphergen Biosystems, Inc.*                                      4,800,000
         100,000  Enzon, Inc.*                                                     5,628,000
         220,000  Genentech, Inc.*                                                11,935,000
         150,000  Genzyme Corp.*                                                   8,979,000
         500,000  Immunex Corp.*                                                  13,855,000
         400,000  Incyte Genomics, Inc.*                                           7,776,000
                                                                                ------------
                                                                                  68,354,630
                                                                                ------------

                  MEDICAL - DRUGS (54.14%)
         140,000  Abbott Laboratories                                              7,805,000
         270,000  Altana AG - (Germany) **                                        13,462,497
         180,000  American Home Products Corp.                                    11,044,800
         296,000  Banyu Pharmaceutical Co., Ltd. - (Japan) **                      4,404,090
         120,000  Eli Lilly and Co.                                                9,424,800
         375,000  Fujisawa Pharmaceutical Co., Ltd. - (Japan) **                   8,641,082
         100,000  Kyorin Pharmaceutical Co., Ltd. - (Japan) **                     2,594,565
         350,000  Novartis AG - (Switzerland) **                                  12,648,393
         400,000  Pfizer, Inc.                                                    15,940,000
         240,000  Pharmacia Corp.                                                 10,236,000
         200,000  Pharmacopeia, Inc.*                                              2,778,000
         185,000  Sanofi-Synthelabo SA - (France) **                              13,803,512
         300,000  Schering-Plough Corp.                                           10,743,000
         160,000  Sepracor, Inc.*                                                  9,129,600
          11,600  Serono SA Class B - (Switzerland) **                            10,123,773
         500,000  Tanabe Seiyaku Co., Ltd. - (Japan) **                            4,455,975
                                                                                ------------
                                                                                 147,235,087
                                                                                ------------

    The preceeding notes are an integral part of these financial statements.

                                               PW Juniper Crossover Fund, L.L.C.

                                               Schedule of Portfolio Investments
--------------------------------------------------------------------------------
                                                               December 31, 2001
--------------------------------------------------------------------------------

      Shares                                                                    Market Value
--------------------------------------------------------------------------------------------


                  COMMON STOCK (CONTINUED)
                  ------------------------

                  MEDICAL DEVICE (3.03%)
         500,000  Given Imaging, Ltd. (b)                                       $  8,245,069
                                                                                ------------

                  THERAPEUTICS (8.36%)
         250,000  Abgenix, Inc.*                                                   8,410,000
         150,000  Gilead Sciences, Inc.*                                           9,858,000
         300,000  OraPharma, Inc.*                                                 1,347,000
         130,000  Tularik, Inc.*                                                   3,122,600
                                                                                ------------
                                                                                  22,737,600
                                                                                ------------
                  TOTAL COMMON STOCK (COST $247,094,035)                         248,913,886
                                                                                ------------


                  PREFERRED STOCK (8.36%)
                  -----------------------

                  DRUG DISCOVERY/DRUG DEVELOPMENT (2.11%)
       1,071,500  Biosynexsus, Series C (a)                                        3,160,925
          81,639  Cellegy Phamaceuticals, Inc.* (c)                                  700,463
         409,829  Corus Pharma, Series A (a)                                         895,271
         141,684  DepoMed, Inc.* (c)                                                 977,620
                                                                                ------------
                                                                                   5,734,279
                                                                                ------------

                  MEDICAL DEVICE (0.58%)
         699,430  LifeCell Corp. (c)                                               1,587,706
                                                                                ------------



                  RESEARCH PRODUCT/TECHNOLOGY PLATFORM (2.18%)
       1,016,253  Amnis Systems, Inc. (a)                                            869,275
         395,114  Amphora Discovery Corp. (a)                                        395,114
         615,812  LumiCyte, Inc. (a)                                               1,133,094
         369,549  Molecular Staging, Inc., Series-D (a)                            2,727,272
         970,961  Protometrix A (a)                                                  809,134
                                                                                ------------
                                                                                   5,933,889
                                                                                ------------

    The preceeding notes are an integral part of these financial statements.

                                               PW Juniper Crossover Fund, L.L.C.

                                               Schedule of Portfolio Investments
--------------------------------------------------------------------------------
                                                               December 31, 2001
--------------------------------------------------------------------------------

      Shares                                                                    Market Value
--------------------------------------------------------------------------------------------


                  PREFERRED STOCK (CONTINUED)

                  TECHNOLOGY PLATFORM/DRUG DISCOVERY (3.49%)
         268,815  Avalon Pharmaceuticals (a)                                    $    948,272
         297,728  Bio Information Technologies, Ltd. (a)                           1,148,932
       1,092,657  ChemoCentryx, Inc. (a)                                           2,840,908
         862,381  Neogenesis Drug Discovery, Inc., Series-D (a)                    4,290,000
          60,584  RiboTargets Holdings, PLC - (United Kingdom)*,**, (a)              264,524
                                                                                ------------
                                                                                   9,492,636
                                                                                ------------

                  TOTAL PREFERRED STOCK (COST $21,566,983)                        22,748,510
                                                                                ------------

                  WARRANTS (0.12%)
                  ----------------

                  MEDICAL - BIOMEDICAL/GENETICS (0.12%)
         410,930  Amnis Systems, Inc., $1.25, 12/31/03*, (a)                               0
          22,753  Bio Information Technologies, Ltd., $6.312, 2/01/04*, (a)                0
          70,842  DepoMed, Inc., $4.275, 6/13/05*, (c)                               185,960
         391,681  LifeCell Corp., $1.92, 7/10/06*, (c)                               137,088
          92,387  Molecular Staging, Inc. Series-D, $7.38, 11/15/10*, (a)                  0
                                                                                ------------
                                                                                     323,048
                                                                                ------------
                  TOTAL WARRANTS (COST $313,789)                                     323,048
                                                                                ------------

          TOTAL INVESTMENTS - 100.01% (Cost $268,974,807)                        271,985,444
                                                                                ------------
          LIABILITIES IN EXCESS OF OTHER ASSETS -(0.01%)                            (30,269)
                                                                                ------------

          TOTAL NET ASSETS - 100.00%                                            $271,955,175
                                                                                ============

*   Non-income producing security
** Foreign Security Market Value quoted in U.S. dollars at prevailing exchange rates.
(a) Private equity investment valued at fair value.
(b) Private investment in public equity valued at fair value.
    The total market value of investments valued at fair value amounted to $27,727,790 which represented 10.20% of the net assets at December 31, 2001.
(c) Private investment in public equity (freely tradeable) at market value.

    The preceeding notes are an integral part of these financial statements.
                                                                              14

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS PaineWebber's Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      OVERSEEN         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY          HELD BY DIRECTOR
POSITION(S) WITH FUND            TIME SERVED1          DURING PAST 5 YEARS          DIRECTOR 2   OUTSIDE FUND COMPANY
---------------------            ------------          -------------------          ----------   --------------------
------------------------------------------------------------------------------------------------------------------------
                                                   DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (59)                Term -       Dean and Professor of Mgmt of         58       Director of:
UBS PaineWebber, Inc.             Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc. and
                                                                                                Select Medical, Inc.
------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (72)               Term -       Law partner for Dunnington,           58       None
UBS PaineWebber, Inc.             Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------
M. Cabell Woodward, Jr., (73)       Term -       Retired                               12       None
UBS PaineWebber, Inc.             Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                 June 2001
Director
------------------------------------------------------------------------------------------------------------------------
                                                      INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr., (75)        Term -       Consultant to UBS PaineWebber         58       Director of Interstate
UBS PaineWebber, Inc.             Indefinite     Inc., since May 1999                           Bakeries Corporation
1285 Avenue of the Americas     Length -since    Director of PaineWebber Inc.,
New York, NY 10019                Inception      prior to November  2000
Director
------------------------------------------------------------------------------------------------------------------------
                                                OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Kevin Treacy, (41)             Term-Indefinite   First Vice President / CFO of         N/A                N/A
UBS PaineWebber, Inc.            Length-since    UBS PaineWebber Inc.,
1285 Avenue of the Americas     September 2001   Alternative Investment Group,
New York, NY 10019                               since September 2001
Principal Accounting Officer                     Prior to September 2001, CFO -
                                                 Redwolf Capital Management LLC,
                                                 Hedge Fund Manager
                                                 Prior to April 1999,Vice
                                                 President of Finance for John
                                                 W. Henry & Co., Commodity
                                                 Trading Adviser
------------------------------------------------------------------------------------------------------------------------
Mark D. Goldstein, (37)        Term-Indefinite   Senior Associate General              N/A                N/A
UBS PaineWebber, Inc.           Length- since    Counsel and First Vice
1285 Avenue of the Americas      October 2000    President of UBS PaineWebber
New York, NY 10019                               Inc., since May 1998
Secretary                                        Prior to May 1998, Associate of
                                                 Schulte Roth & Zabel
------------------------------------------------------------------------------------------------------------------------

1 For the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 58 funds/portfolios in the complex, 46 are advised by an affiliate of UBS PaineWebber Inc., and 12 comprise UBS PaineWebber's Alternative Investment Group of Funds.